OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of other current assets

	As of September 30,
	2019	2020
Due from a rental service company (1)	43,786	52,410
Deductible input v alue added tax	93,008	35,660
Due from a service provider (2)	—	9,501
Others	9,765	4,232

Total	146,559	101,803

(1)
As of September 30, 2020 and 2019, the balance due from a rental service company represented the reimbursement renovation costs due from the rental service company. The Company started to cooperate with a rental service company to source and renovate apartments since August 2018. For certain identified newly sourced apartments, the rental service company reimburses the Company for costs incurred for the renovation. The Company then makes payments to the rental service company in installments equal to the reimbursed renovation costs plus interest and tax over a period of five years.

(2)
Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. To support the operation services, the Company made interest free loans to the service provider and the loans are repayable on demand.